SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - 401(K) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
Employer identification number	26-1135778
Plan number	004
Participant contributions transferred late to plan		$ 518
Contributions corrected outside VFCP		$ 518